Accounts receivable	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable, net consists of the following:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Accounts receivable	601,233	1,183,083	18,243
Less: Allowance for doubtful accounts	(44,478)	(44,478)	(685)

Total	556,755	1,138,605	17,558

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Balance at the beginning of the year	10,000	44,478	685
Provision for doubtful accounts	34,478	—	—

Balance at the end of the year	44,478	44,478	685